Schedule of detailed information about components of income tax expense (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Tax rate	19.00%	19.00%	19.00%